Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of financial assets

13.1	Financial assets

Financial assets	2021	2020
At amortized cost
Cash and cash equivalents	748,562	1,045,042
Restricted cash	-	2,053
Trade receivables	405,793	309,944
Total	1,154,355	1,357,039
Current	1,126,913	1,347,359
Non-current	27,442	9,680

Schedule of financial liabilities

13.2	Financial liabilities

Financial liabilities	2021	2020
At amortized cost
Trade payables	59,098	35,743
Loans and financing	1,374,876	617,485
Lease liabilities	714,085	447,703
Accounts payable to selling shareholders	679,826	518,240
Notes payable	72,726	76,181
Advances from customers	114,585	63,839
Total	3,015,196	1,759,191
Current	581,685	467,643
Non-current	2,433,511	1,291,548

Schedule of loans and financing

Financial institution	Currency	Interest rate	Maturity	2021	2020
Banco Itaú Unibanco S.A. (a)	Brazilian real	CDI + 1.62% p.y.	2023	510,972	504,365
Banco Votorantim (b)	Brazilian real	CDI + 1.65% p.y.	2021	-	101,785
BNDES (c)	Brazilian real	10.03% p.y.	2024	-	471
FINEP (d)	Brazilian real	TJLP p.y.	2027	10,145	10,864
Softbank (f)	Brazilian real	6.5% p.y.	2026	822,560	-
Banco Itaú Unibanco S.A. (e)	Brazilian real	CDI + 1.75% p.y.	2024	31,199	-
				1,374,876	617,485
Current				128,720	107,162
Non-current				1,246,156	510,323

(a)	On October 1, 2020, Afya Brazil entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 500,000 adjusted by the CDI rate plus an interest rate of 1.62% per year and is repayable in three installments in October 2022, April 2023 and October 2023.

(b)	On July 3, 2020, Afya Brazil entered into a loan agreement with Banco Votorantim S.A. in the amount of R$ 100,000 adjusted by the CDI rate plus an interest rate of 1.65% per year and was repaid at maturity on July 5, 2021.

(c)	On May 5, 2020, as a result of the acquisition of UniSL, the Company assumed loans agreements with BNDES which has an interest rate of 10.03% per year and maturity in 2024. This amount was prepaid in September 2021.

(d)	On July 23, 2019, Medcel entered into a loan of R$ 16,153 with Financiadora de Estudos e Projetos (“FINEP”), a governmental agency focused on financing investments on R&D, which has an interest rate based on TJLP (Long term interest rate), and maturity in 2027. The first and second tranches of R$6,734 and R$4,130, respectively, were drawdown in October 2019 and December 2020, respectively, in order to develop the Medical web series and other digital content. There is no financial covenant related to this agreement. The total balance is guaranteed by a bank warranty.

(e)	On October 28, 2020, UNIFIPmoc entered into a loan with Banco Itaú Unibanco S.A. in the amount of R$ 30,000. On June 30, 2021 this agreement was amended and is now adjusted by the CDI rate plus an interest rate of 1.75% per year and is repayable in three installments in July 2023, January 2024 and July 2024.

(f)	On April 26, 2021, the Company issued and sold 150,000 shares of perpetual convertible preferred shares designated as Series A perpetual convertible preferred shares, with a par value of U.S.$0.00005 per share of the Company for US$150,000 thousands, equivalent to R$ 821,805 on the issuance date. The Series A perpetual convertible preferred shares is a class of equity security that ranks senior to the common shares with respect to dividend rights or rights upon liquidation.

Schedule of right-of-use assets and lease liabilities

Set out below are the carrying amounts of right-of-use assets and lease liabilities and the movements during the period

	Right-of-use assets	Lease liabilities
As of January 1, 2020	274,275	284,515
Additions	64,743	64,743
Remeasurement	34,161	34,161
Business combinations	76,855	76,855
Depreciation expense	(29,386)	-
Interest expense	-	44,458
Payments of lease liabilities	-	(55,455)
Disposals	(1,574)	(1,574)
As of December 31, 2020	419,074	447,703
Additions	62,689	62,689
Remeasurement	95,962	95,962
Business combinations	139,514	139,514
Depreciation expense	(43,237)	-
Interest expense	-	67,212
Payments of lease liabilities	-	(87,751)
Disposals	(10,316)	(11,244)
As of December 31, 2021	663,686	714,085

As of December 31, 2020
Current	-	61,976
Non-current	419,074	385,727
As of December 31, 2021
Current	-	24,955
Non-current	663,686	689,130

Schedule of accounts payable to selling shareholders

	2021	2020

Acquisition of IESP (a)	-	38,771
Acquisition of FASA (b)	41,581	70,356
Acquisition of IPEMED (c)	30,233	38,622
Acquisition of IPEC (d)	-	28,307
Acquisition of UniRedentor (e)	85,506	97,773
Acquisition of UniSãoLucas (f)	42,672	53,386
Acquisition of FCMPB (g)	149,175	189,420
Acquisition of FESAR (h)	-	1,569
Acquisition of MEDPHONE (i)	-	36
Acquisition of Medicinae (j)	3,887	-
Acquisition of Medical Harbour (k)	6,801	-
Acquisition of Cliquefarma (l)	3,050	-
Acquisition of Shosp (m)	2,141	-
Acquisition of Unigranrio (n)	249,979	-
Acquisition of RXPRO (o)	10,245	-
Acquisition of Guaranhuns (p)	54,556	-
	679,826	518,240
Current	239,849	188,420
Non-current	439,977	329,820

	2021	2020	2019

Opening balance	518,240	300,237	177,730
Cash flows	(192,681)	(134,518)	(92,688)
Acquisition of IPEC and Guaranhus	54,000	-	54,000
Interest	31,915	13,884	17,977
Installments on Business combinations	243,816	343,140	144,538
Contingent consideration on Business combinations	24,536	-	-
Compensation of legal proceedings disbursement	-	(4,503)	(1,320)
Closing balance	679,826	518,240	300,237

(a)	On November 27, 2018, Afya Brazil acquired 80% of IESP and R$106,200 is payable in three equal installments of R$35,400, each adjusted by the CDI rate through the payment date. The remaining installment was paid in November 2021.

(b)	On April 3, 2019, Afya Brazil acquired 90% of FASA and R$ 39,695 was paid in April 2020, R$ 29,770 was paid in April, 2021, and R$ 29,770 is payable in April 2022; each installment adjusted by the IPCA rate + 4.1% per year.

(c)	On May 9, 2019, Afya Brazil acquired 100% of IPEMED and R$ 45,303 is payable in five equal installments of R$ 9,061, adjusted by the CDI rate, and due annually in February 2020, 2021, 2022, 2023 and 2024.

(d)	On August 13, 2019, Afya Brazil acquired 100% of IPEC and R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.

(e)	On January 31, 2020, Afya Brazil acquired 100% of UniRedentor and R$100,000 is payable in five equal installments from January 2021 through July 2024, adjusted by the CDI rate. The purchase consideration was adjusted by R$4,503 and such amount was deducted from the first installment paid in February 2021.

(f)	On May 5, 2020, Afya Brazil acquired 100% of UniSL and R$ 60,456 is payable in three equal installments through May 2023, adjusted by the CDI rate. The purchase consideration was adjusted by R$7,816 and such amount was deducted from the first installment paid on May 5, 2021.

(g)	On November 9, 2020, Afya Brazil acquired 100% of FCMPB and R$ 188,894 is payable in four installments through November 2024, adjusted by the CDI rate.

(h)	On November 3, 2020, Afya Brazil acquired 100% of FESAR paid in cash and R$1,569 of price adjustment was paid on February 25, 2021.

(i)	On November 4, 2020, Afya Brazil acquired 100% of MedPhone paid in cash and R$36 of price adjustment was paid on February 2, 2021.

(j)	On March 25, 2021, Afya Brazil acquired 100% of Medicinae and an earn-out (“contingent consideration”) of up of R$ 4,400 is payable in connection with product development goals for 2021 and revenue achievements for 2022. The contingent consideration of R$3,887 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(k)	On April 8, 2021, Afya Brazil acquired 100% of Medical Harbour and an earn-out (“contingent consideration”) of R$ 9,000 is payable in relation to product development goals for 2021 and 2022 and revenue achievements for 2023. The contingent consideration of R$6,801 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(l)	On April 16, 2021, Afya Brazil acquired 100% of Cliquefarma and an earn-out (“contingent consideration”) of R$ 3,000, adjusted by the CDI rate, is payable in relation to product development. The contingent consideration of R$3,050 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(m)	On May 13, 2021, Afya Brazil acquired 100% of Shosp and R$ 454 will be paid, and an earn-out (“contingent consideration”) of up to R$ 1,793 is payable in relation to product development. The contingent consideration of R$ 2,141 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(n)	On August 4, 2021, Afya Brazil acquired 100% of Unigranrio. The adjusted aggregate purchase price is R$ 618,956 of which 60% was paid in cash on the transaction closing date, and 40% is payable in cash in four equal installments through 2022 to 2025, adjusted by the CDI rate.

(o)	On October 01, 2021, Afya Brazil acquired 100% of RXPRO and an earn-out (“contingent consideration”) of up to R$ 21,000 is payable in relation to revenue achievements until 2024. The contingent consideration of R$ 10,245 is based on the present value of the obligation considering the facts and circumstances at the acquisition date, and no relevant impacts were identified by management from the acquisition date.

(p)	On November 05, 2021, Afya Brazil concluded the acquisition of 100% of ITPAC Garanhuns and R$54,000 was paid in cash on the transaction closing date, and (ii) R$54,000 is payable in two equal installments, adjusted by the CDI rate, and due annually at the end of the first and the second year from the transaction closing date.

Set out below are the carrying amount of notes payable and the movements during the years ended December 31, 2021 and 2020

Set out below are the carrying amount of notes payable and the movements during the years ended December 31, 2021 and 2020:

Notes payable

As of January 1, 2020	-
Business combinations	80,526
Payments	(5,974)
Monetary indexation	1,629
As of December 31, 2020	76,181

As of January 1, 2021	76,181
Payments	(11,068)
Monetary indexation	7,613
As of December 31, 2021	72,726

As of December 31, 2020
Current liabilities	10,503
Non-current liabilities	65,678

As of December 31, 2021
Current liabilities	14,478
Non-current liabilities	58,248

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

The table below is a comparison of the carrying amounts and fair values of the Company’s financial instruments, other than those carrying amounts that are reasonable approximation of fair values:

	2021		2020
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Restricted cash	-	-	2,053	2,053
Trade receivables (non-current)	27,442	27,442	7,627	7,627
Total	27,442	27,442	9,680	9,680

Financial liabilities
Loans and financing	1,374,876	1,387,136	617,485	637,723
Lease liabilities	714,085	714,085	447,703	447,703
Accounts payable to selling shareholders	679,826	679,826	518,240	518,240
Notes payable	72,726	72,726	76,181	76,181
Total	2,841,513	2,853,773	1,659,609	1,679,847

Schedule of sensitivity analysis effects on income statement

				Increase / decrease in basis points
	Balance as of December, 31, 2021	Index – % per year	Base rate	+75	-75	+150	-150
Cash equivalents	636,847	100.38% CDI	58,440	4,776	(4,776)	9,553	(9,553)
Loans and financing	(510,972)	CDI + 1,62%	(55,032)	(3,832)	3,832	(7,665)	7,665
Loans and financing	(31,199)	CDI + 1,75%	(3,401)	(234)	234	(468)	468
Loans and financing	(10,145)	TJLP	(617)	(76)	76	(152)	152
Accounts payable to selling shareholders	(612,121)	CDI	(56,009)	(4,591)	4,591	(9,182)	9,182
Accounts payable to selling shareholders	(41,581)	IPCA + 4,1%	(1,708)	(312)	312	(624)	624
Notes payable	(72,726)	IPCA	(531)	(545)	545	(1,091)	1,091

Schedule of currencies used in sensitivity analysis

The following table demonstrates the sensitivity in the Company’s income before income taxes of a 10% change in the U.S. dollar exchange rate (R$5.5799 to U.S. dollar 1.00) as of December 31, 2021, with all other variables held constant.

	Exposure	+10%	-10%
As of December 31, 2021
Cash equivalents	23,228	2,323	(2,323)

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

The tables below summarize the maturity profile of the Company’s financial liabilities based on contractual undiscounted amounts:

As of December 31, 2021	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	59,098	-	-	-	59,098
Loans and financing	217,903	585,686	948,503	1,212	1,753,304
Lease liabilities	103,003	211,894	204,744	1,108,555	1,628,196
Accounts payable to selling shareholders	246,059	445,066	88,989	-	780,114
Notes payable	15,644	74,306	-	-	89,950
Advances from customers	114,585	-	-	-	114,585
	756,292	1,316,952	1,242,236	1,109,767	4,425,247

As of December 31, 2020	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years	Total
Trade payables	35,743	-	-	-	35,743
Loans and financing	125,137	566,157	4,010	3,094	698,398
Lease liabilities	63,092	131,225	124,114	705,115	1,023,546
Accounts payable to selling shareholders	191,145	262,340	81,153	-	534,638
Notes payable	11,083	83,803	-	-	94,886
Advances from customers	63,839	-	-	-	63,839
	490,039	1,043,525	209,277	708,209	2,451,050

Schedule of changes in liabilities arising from financing activities

13.5	Changes in liabilities arising from financing activities

	January 1, 2021	Payments	Additions *	Interest	Foreign exchange movement	Business combinations	Other	December 31, 2021
Loans and financing	617,485	(158,076)	809,539	68,909	-	36,591	428	1,374,876
Lease liabilities	447,703	(87,751)	158,651	67,212	-	139,514	(11,244)	714,085
Dividends payable	-	(18,648)	18,648	-	-	-	-	-
Total	1,065,188	(264,475)	986,838	136,121	-	176,105	(10,816)	2,088,961

	January 1, 2020	Payments	Additions	Interest	Foreign exchange movement	Business combinations	Other	December 31, 2020
Loans and financing	60,357	(155,090)	605,041	10,031	21,279	75,815	52	617,485
Lease liabilities	284,515	(55,455)	98,904	44,458	-	76,855	(1,574)	447,703
Dividends payable	-	(12,984)	12,984	-	-	-	-	-
Total	344,872	(223,529)	716,929	54,489	21,279	152,670	(1,522)	1,065,188

	January 1, 2019	Payments	Additions	Interest	Foreign exchange movement	Business combinations	Other	December 31, 2019
Loans and financing	77,829	(75,093)	7,383	6,025	1,126	43,087	-	60,357
Lease liabilities	212,360	(39,779)	19,100	31,469	-	61,365	-	284,515
Dividends payable	4,107	(51,812)	51,812	-	-	-	(4,107)	-
Total	294,296	(166,684)	78,295	37,494	1,126	104,452	(4,107)	344,872

*	The additions of loans and financing include proceeds from the SoftBank transaction of R$822,569, net of the transaction costs of R$13,030.